Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 01, 2019
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Mar. 01, 2019
Document Effective Date	Mar. 01, 2019
Prospectus Date	Mar. 01, 2019
Defiance Next Gen Connectivity ETF | Defiance Next Gen Connectivity ETF
Prospectus:
Trading Symbol	FIVG
Defiance Junior Robotics ETF | Defiance Junior Robotics ETF
Prospectus:
Trading Symbol	JBOT
Defiance Junior Cloud Computing and Big Data ETF | Defiance Junior Cloud Computing and Big Data ETF
Prospectus:
Trading Symbol	JSKY